Statement of Changes In Net Assets Available For Benefits - EBP 041	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 226,970,000
Interest and dividend income	10,376,000
Net investment income	237,346,000
Interest income on notes receivable from participants	3,458,000
Contributions:
Participants	72,201,000
Employer	74,461,000
Rollovers	9,657,000
Total contributions	156,319,000
Benefits paid to participants	(195,121,000)
Administrative expenses	(2,734,000)
Increase in net assets before plan transfers	199,268,000
Increase in net assets	233,218,000
Net assets available for benefits:
Beginning of year	1,472,399,000
End of year	1,705,617,000
Wake Stone Corporation
Contributions:
Transfers into the plan:	32,724,000
CMG Hourly 401(k)
Contributions:
Transfers into the plan:	$ 1,226,000